Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended			12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2015	Dec. 31, 2017	Dec. 31, 2015	Jun. 01, 2017	Dec. 31, 2016	Dec. 31, 2014
Summary Of Significant Accounting Policies [Line Items]
Loans, net	$ 105,122,000,000			$ 105,122,000,000			$ 111,070,000,000
Net adjustment resulting from the change in the charge-off rate					$ 330,000,000
Percentage of threshold				50.00%
Goodwill impaired method for fair value determination				We assess qualitative factors to determine whether it is “more-likely-than-not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The “more-likely-than-not” threshold is defined as having a likelihood of more than 50 percent.
Option to exercise clean-up call and purchase education loans from trust of original loan balance				10 percent or less of the original loan balance
Percentage of trust's asset balance needed to trigger clean-up call				10.00%
Option to purchase education loan of the trust's initial pool balance				up to 10 percent of the trust’s initial pool balance
Description of post employment benefits				The Company administers the Navient Corporation Employee Severance Plan and the Navient Corporation Executive Severance Plan for Senior Officers (collectively, “the Severance Plan”). The Severance Plan provides severance benefits in the event of termination of the Company’s full-time employees and part-time employees who work at least 24 hours per week.
Restructuring/other reorganization expenses	29,000,000		$ 29,000,000	$ 29,000,000	32,000,000
Adjustments for New Accounting Pronouncement [Member]
Summary Of Significant Accounting Policies [Line Items]
Reduction to income tax expense				5,000,000
Default Aversion Service [Member]
Summary Of Significant Accounting Policies [Line Items]
Deferred asset recovery revenue recognized		$ 47,000,000
Securitization Trust [Member]
Summary Of Significant Accounting Policies [Line Items]
Assets	25,000,000			25,000,000
Residual interests				11,000,000
Securitization Trust [Member] | Earnest [Member]
Summary Of Significant Accounting Policies [Line Items]
Assets	14,000,000			$ 14,000,000
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Delinquency period (in days)				212 days
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of aggregate education loan to purchase				10.00%
FFELP Loans [Member]
Summary Of Significant Accounting Policies [Line Items]
Loans receivable, Fair Value	82,271,000,000			$ 82,271,000,000			86,626,000,000
Uncollected contractual principal and interest payments	67,853,000,000			67,853,000,000	73,838,000,000		70,557,000,000
Loans, net	81,703,000,000			81,703,000,000			87,730,000,000
Loans receivable, discount	$ 43,000,000			43,000,000		$ 47,000,000
Allowance for loans acquired				$ 0
FFELP Loans [Member] | After October 1 1993 and before July 1 2006 [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage reimbursement on all qualifying default claims period	98.00%			98.00%
FFELP Loans [Member] | On or After July 1 2006 [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage reimbursement on all qualifying default claims period	97.00%			97.00%
FFELP Loans [Member] | Prior to October 1 1993 [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage reimbursement on all qualifying default claims period	100.00%			100.00%
Loans Acquired With Non-Deteriorated Credit Quality [Member] | FFELP Loans [Member]
Summary Of Significant Accounting Policies [Line Items]
Loans receivable, principal amount	$ 3,500,000,000			$ 3,500,000,000
Private Education Loans [Member]
Summary Of Significant Accounting Policies [Line Items]
Loans receivable, Fair Value	24,421,000,000			24,421,000,000			23,191,000,000
Uncollected contractual principal and interest payments	22,924,000,000			22,924,000,000	24,502,000,000		22,150,000,000
Estimated accretable yield						108,000,000
Loans, net	23,419,000,000			23,419,000,000			23,340,000,000
Valuation allowance	0			0		0
Loans receivable, discount	392,000,000			392,000,000		424,000,000
Allowance for loans acquired				$ 0
Allowance for credit losses factors influenced managements judgment				Our model is based upon the most recent twelve months of actual collection experience as the starting point for the non-TDR portfolio and the most recent approximate 10 years for the TDR portfolio and applies expected macroeconomic changes and collection procedure changes to estimate expected losses caused by loss events incurred as of the balance sheet date. Our model for the non-TDR portfolio places a greater emphasis on the more recent default experience rather than the default experience for older historical periods, as we believe the more recent default experience is more indicative of the probable losses incurred in the loan portfolio today that will default over the next two years. The TDR portfolio uses a longer historical default experience since we are projecting life of loan remaining losses. Similar to estimating defaults, we use historical customer payment behavior to estimate the timing and amount of future recoveries on charged-off loans. We use judgment in determining whether historical performance is representative of what we expect to collect in the future. We then apply the default and collection rate projections to each category of loans. Once the quantitative calculation is performed, we review the adequacy of the allowance for loan losses and determine if qualitative adjustments need to be considered. Additionally, we consider changes in laws and regulations that could potentially impact the allowance for loan losses. More judgment has been required over the last several years, compared with years prior, in light of the U.S. economy and its effect on our customers’ ability to pay their obligations. We believe that our model reflects recent customer behavior, loan performance, and collection performance, as well as expectations about economic factors.
Net adjustment resulting from the change in the charge-off rate					330,000,000
Loans default recovery rate			21.00%
Private Education Loans [Member] | Loans Receivable For Partially Charged Off Loans [Member]
Summary Of Significant Accounting Policies [Line Items]
Loans, net	760,000,000			$ 760,000,000	881,000,000		$ 815,000,000	$ 1,245,000,000
Net adjustment resulting from the change in the charge-off rate			$ 330,000,000		$ 330,000,000
Private Education Loans [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Portion of loan amount charged off at default			73.00%		73.00%
Private Education Loans [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Portion of loan amount charged off at default			79.00%		79.00%
Private Education Loans [Member] | Loans With Deteriorated Credit Quality [Member]
Summary Of Significant Accounting Policies [Line Items]
Loans receivable, principal amount						261,000,000
Loans receivable, Fair Value						101,000,000
Uncollected contractual principal and interest payments						$ 411,000,000
Loans, net	97,000,000			97,000,000
Private Education Loans [Member] | Loans Acquired With Non-Deteriorated Credit Quality [Member]
Summary Of Significant Accounting Policies [Line Items]
Loans receivable, principal amount	$ 2,800,000,000			$ 2,800,000,000